Quarterly Report
December 31, 2020
MFS®  Maryland
Municipal Bond Fund
MMD-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
General Obligations - General Purpose – 13.7%
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2040	$400,000	$526,400
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,607,112
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,100,800
Baltimore County, MD, Public Improvement, 4%, 3/01/2037	1,750,000	2,135,175
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	225,000	219,681
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,120,000	767,200
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	65,000	65,123
Harford County, MD, Consolidated Public Improvement, “A”, 5%, 10/01/2030	1,025,000	1,398,080
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,760,820
Maryland Community Development Administration, Local Government Infrastructure, “A-1”, 4%, 6/01/2035	250,000	305,500
Maryland Community Development Administration, Local Government Infrastructure, “A-1”, 4%, 6/01/2040	340,000	408,330
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026 (Prerefunded 11/01/2024)	500,000	590,915
Prince George's County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030 (Prerefunded 9/15/2021)	1,500,000	1,550,790
Prince George's County, MD, Consolidated Public Improvement, “A”, 5%, 7/15/2033	1,000,000	1,298,440
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	115,000	116,876
State of Illinois, 5.5%, 5/01/2039	160,000	193,606
State of Illinois, “A”, 4%, 12/01/2033	20,000	21,479
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	280,000	348,989
		$15,415,316
General Obligations - Schools – 0.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$24,273
Healthcare Revenue - Hospitals – 17.2%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$5,000	$5,694
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,253
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,068
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	62,638
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	15,000	16,004
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	490,000	607,874
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2036 (w)	750,000	911,475
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,000,000	1,070,550
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	870,150
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	1,156,450
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026 (Prerefunded 5/15/2021)	250,000	254,385
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	891,143
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	481,220
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	1,125,120
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,394,790
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	557,045
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	906,465
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	693,414
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	589,870
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	650,725
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,221,240
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,230,520
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,394,400
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,169,770
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 11.307%, 8/26/2022 (p)	300,000	337,542
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040 (Prerefunded 12/01/2021)	1,000,000	1,043,970
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	635,000	704,399
		$19,365,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 3.7%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$1,088,230
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	499,936
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	513,435
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	561,830
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	355,229
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	677,149
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	415,836
		$4,111,645
Healthcare Revenue - Other – 0.5%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$520,000	$520,926
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$200,000	$201,320
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	295,000	336,551
		$537,871
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$113,098
Miscellaneous Revenue - Other – 3.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$105,000	$112,601
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	110,938
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	263,012
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,245,948
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2044	600,000	671,910
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	477,109
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	471,802
		$3,353,320
Multi-Family Housing Revenue – 9.1%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$542,675
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	892,283
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	551,965
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	549,990
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,912,025
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 3/01/2031	1,150,000	1,498,381
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	1,073,570
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	1,074,950
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,007,780
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	1,117,781
		$10,221,400
Parking – 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,397,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 1.4%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$562,505
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	279,525
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	763,964
		$1,605,994
Sales & Excise Tax Revenue – 3.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$260,000	$268,827
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	47,536
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	90,000	109,478
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	99,229
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	18,963
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	40,000	51,408
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	43,891
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	62,718
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	45,170
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	25,000	28,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	21,000	23,050
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	797,000	888,177
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	241,000	261,157
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	75,000	81,220
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	46,000	50,574
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,830
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	36,000	32,053
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	6,000	5,095
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	338,000	262,957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	332,000	237,722
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,229,000	689,630
		$3,309,890
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$250,000	$268,817
Single Family Housing - Local – 0.7%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$510,000	$573,791
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 3.85%, 1/01/2042	200,000	219,988
		$793,779
Single Family Housing - State – 4.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$430,000	$466,077
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	415,000	449,404
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 3.75%, 9/01/2039	750,000	834,607
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	475,000	530,955
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	1,000,000	1,108,020
Maryland Community Development Administration, Department of Housing & Community Development Rev., “A”, 2.5%, 9/01/2040	750,000	776,940
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	485,000	533,587
		$4,699,590
State & Local Agencies – 6.7%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$455,000	$523,136
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	606,300
Howard County, MD, COP, “B”, 8.15%, 2/15/2021	450,000	453,955
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	623,685
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2038	500,000	621,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$110,000	$145,360
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	275,108
Montgomery County, MD, COP (Master Lease Refunding), “B”, 4%, 4/01/2021	1,000,000	1,009,140
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	100,000	119,745
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	230,000	280,267
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	380,000	456,817
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	1,097,650
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,289,030
		$7,502,068
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$46,049
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	116,791
		$162,840
Tax - Other – 0.2%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$110,000	$111,285
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	150,000	155,184
		$266,469
Tax Assessment – 5.1%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$535,880
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	300,195
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	554,265
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	267,853
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	502,170
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), “A”, 4%, 7/01/2034	500,000	593,840
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), “A”, 4%, 7/01/2035	500,000	592,280
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), “B”, 4%, 7/01/2040	210,000	217,480
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	266,200
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	229,135
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	309,522
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050	500,000	514,115
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	414,000	417,006
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	400,000	432,968
		$5,732,909
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$75,000	$98,896
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	125,000	142,311
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	230,000	260,197
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,400,000	213,136
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	215,000	220,097
		$934,637
Transportation - Special Tax – 5.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	$870,000	$949,718
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	181,166
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	355,000	397,777
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	360,000	395,827
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	200,000	213,496
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	165,000	176,429
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	365,000	368,829
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	265,000	277,683
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	115,000	128,607
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	73,045
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	30,000	30,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	$145,000	$160,875
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	48,315
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	60,000	62,723
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	542,058
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	540,329
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	1,140,000	1,386,719
		$5,933,596
Universities - Colleges – 7.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2034	$500,000	$524,945
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	500,000	586,900
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,500,000	1,608,150
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	573,950
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,244,800
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	511,281
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,000,760
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	160,698
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	471,381
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	29,596
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	132,522
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	88,335
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,082,730
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	110,000	116,758
		$8,132,806
Universities - Dormitories – 3.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$785,981
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	875,835
Maryland Economic Development Corp., Student Housing Rev. (Bowie State University Project), 4%, 7/01/2040	500,000	514,855
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,129,270
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	518,910
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	309,993
		$4,134,844
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$245,000	$251,125
Utilities - Municipal Owned – 0.9%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$250,000	$201,875
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	32,300
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	8,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	95,000	76,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	80,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	129,200
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	40,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	45,000	36,338
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	32,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	8,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	100,937
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	$10,000	$8,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	47,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	52,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	52,650
		$975,434
Utilities - Other – 0.8%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$55,000	$77,520
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	195,000	201,263
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	100,000	107,841
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	157,114
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	235,000	235,797
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	55,000	58,865
		$838,400
Water & Sewer Utility Revenue – 7.1%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2032	$410,000	$558,924
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2033	305,000	413,540
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2034	600,000	811,212
Baltimore, MD, Project Rev. (Wastewater Projects), “A”, 5%, 7/01/2049	1,000,000	1,271,080
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2049	1,165,000	1,379,430
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042	1,320,000	1,508,720
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	23,281
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	120,040
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	230,473
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	205,000	227,833
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	161,204
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,453
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	33,955
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	17,049
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,640
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	57,677
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/2032	1,125,000	1,128,578
		$8,011,089
Total Municipal Bonds		$108,614,456
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$400,000	$115,209
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,950,207	$1,950,207

Other Assets, Less Liabilities – 1.5%		1,634,388
Net Assets – 100.0%		$112,314,260
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,950,207 and $108,729,665, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,065,667, representing 1.8% of net assets.
(p)	Primary market inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	8	$1,385,500	March – 2021	$8,595
At December 31, 2020, the fund had cash collateral of $33,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$108,614,456	$—	$108,614,456
U.S. Corporate Bonds	—	115,209	—	115,209
Mutual Funds	1,950,207	—	—	1,950,207
Total	$1,950,207	$108,729,665	$—	$110,679,872
Other Financial Instruments
Futures Contracts – Assets	$8,595	$—	$—	$8,595
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,796,671	$22,256,542	$22,102,682	$(472)	$148	$1,950,207

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,810	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Maryland	77.4%
Puerto Rico	6.7%
Washington DC	2.5%
New Jersey	1.5%
Tennessee	1.2%
Pennsylvania	1.1%
Illinois	1.0%
New York	1.0%
Guam	0.9%
California	0.7%
Iowa	0.6%
Ohio	0.6%
South Carolina	0.6%
Colorado	0.5%
Connecticut	0.4%
Alabama	0.3%
Indiana	0.2%
Texas	0.2%
Virginia	0.2%
Michigan	0.1%
Mississippi	0.1%
Nebraska	0.1%
U.S. Virgin Islands	0.1%
U.S. Treasury Securities	(1.2)%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.